LEASES - Operating Lease Maturity Schedule Prior to the Adoption of ASC 842 (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Leases [Abstract]
2022	$ 1,544
2023	1,625
2024	1,456
2025	1,490
2026	844
Thereafter	1,911
Future minimum lease payments	$ 8,870